CREDIT FROM BANKING INSTITUTIONS (Schedule of Short Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Short-term loans - linked to the Mexican Pezo	$ 114	$ 138
Current maturities of long-term loan and credit line utilized (Note 10B)	0	217
Credit from banking institutions	$ 114	$ 355